23 Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2020
Sundry Provisions
Schedule of sundry provisions
		2020	2019
Provision for environmental damages	(a)	602,490	365,155
Provision for customers rebates	(b)	123,465	84,110
Other		148,253	55,941
Total		874,208	505,206

Current liabilities		362,407	203,134
Non-current liabilities		511,801	302,072
Total		874,208	505,206

Schedule of changes in sundry provisions
(c)	Changes in provisions
		Recovery of
		environmental
	Rebate	damage	Other	Total

December 31, 2018	88,026	307,546	28,970	424,542

Additions, monetary adjustments and exchange variation	74,299	144,617	34,194	253,110
Write-offs through usage and payments	(78,215)	(87,008)	(7,223)	(172,446)

December 31, 2019	84,110	365,155	55,941	505,206

Additions, monetary adjustments and exchange variation	150,132	306,274	119,831	576,237
Write-offs through usage and payments	(110,777)	(68,939)	(27,519)	(207,235)

December 31, 2020	123,465	602,490	148,253	874,208